Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 902	$ 136
Operating expenses	4,457
Operating loss	(3,555)	(3,673)
Financial income, net	590	158
Loss	$ (2,965)	$ (3,515)
Basic and diluted net loss per share	$ (0.08)	$ (0.1)
Adjustments [Member]
Statement Line Items [Line Items]
Revenues	$ (82)
Operating expenses
Operating loss	(82)
Financial income, net	223
Loss	$ 141
Basic and diluted net loss per share
IAS 18 (excluding impact of IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues	$ 820
Operating expenses	4,457
Operating loss	(3,637)
Financial income, net	813
Loss	$ (2,824)
Basic and diluted net loss per share	$ 0.08